CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.000001	$ 0.000001
Preferred stock authorized (in shares)	10,000,000	10,000,000
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.000001	$ 0.000001
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	130,079,097	130,079,097
Common stock, shares outstanding (in shares)	130,079,097	130,079,097